S000023507 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE Short Maturity AMT-Free US National Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.19%	1.18%	1.34%
ICE AMT-Free US National Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.23%	1.05%	2.13%
iShares Short-Term National Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	1.07%	1.15%
Performance Inception Date					Nov. 05, 2008
iShares Short-Term National Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	1.07%	1.15%
iShares Short-Term National Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	1.13%	1.16%

[1]	Index returns through September 14, 2021 reflect the performance of the S&P Short Term National AMT-Free Municipal Bond Index. Index returns beginning on September 15, 2021 reflect the performance of the ICE Short Maturity AMT-Free US National Municipal Index, which, effective as of September 15, 2021, replaced the S&P Short Term National AMT-Free Municipal Bond Index as the Underlying Index of the Fund.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.